JPMorgan BetaBuilders Canada ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 0.3%
CAE, Inc. *	1,137,072	26,812,163
Automobile Components — 0.5%
Magna International, Inc.	957,585	37,964,735
Banks — 23.4%
Bank of Montreal (a)	2,605,343	257,925,999
Bank of Nova Scotia (The)	4,392,804	224,755,844
Canadian Imperial Bank of Commerce	3,368,987	212,220,566
National Bank of Canada	1,363,095	120,979,547
Royal Bank of Canada	5,052,792	615,993,179
Toronto-Dominion Bank (The)	6,244,605	356,239,172
		1,788,114,307
Broadline Retail — 1.5%
Canadian Tire Corp. Ltd., Class A (a)	180,896	20,365,503
Dollarama, Inc.	993,911	94,053,449
		114,418,952
Capital Markets — 5.2%
Brookfield Asset Management Ltd., Class A	1,382,223	82,723,196
Brookfield Corp.	4,496,999	274,953,267
IGM Financial, Inc.	288,414	9,253,617
TMX Group Ltd.	980,785	30,354,498
		397,284,578
Chemicals — 1.2%
Nutrien Ltd.	1,766,841	91,189,833
Commercial Services & Supplies — 3.5%
GFL Environmental, Inc.	869,717	37,521,076
RB Global, Inc.	650,769	58,187,932
Waste Connections, Inc.	919,543	168,964,089
		264,673,097
Construction & Engineering — 1.4%
Stantec, Inc.	407,111	31,504,988
WSP Global, Inc.	443,476	75,256,811
		106,761,799
Consumer Staples Distribution & Retail — 3.7%
Alimentation Couche-Tard, Inc.	2,540,093	134,139,841
George Weston Ltd.	195,934	30,286,285
Loblaw Cos. Ltd.	522,770	65,458,207
Metro, Inc.	806,172	50,372,229
		280,256,562
Containers & Packaging — 0.3%
CCL Industries, Inc., Class B	527,168	26,185,198

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Telecommunication Services — 0.5%
Quebecor, Inc., Class B	550,129	12,211,210
TELUS Corp.	1,756,469	25,476,565
		37,687,775
Electric Utilities — 1.9%
Emera, Inc. (a)	1,023,021	38,869,660
Fortis, Inc.	1,745,217	74,330,982
Hydro One Ltd. (b)	1,130,073	35,161,455
		148,362,097
Food Products — 0.2%
Saputo, Inc.	881,843	14,653,393
Gas Utilities — 0.3%
AltaGas Ltd.	1,056,079	24,371,892
Ground Transportation — 6.6%
Canadian National Railway Co.	1,907,120	199,221,769
Canadian Pacific Kansas City Ltd.	3,328,934	264,555,597
TFI International, Inc.	285,161	37,581,958
		501,359,324
Hotels, Restaurants & Leisure — 0.9%
Restaurant Brands International, Inc.	1,067,436	65,631,872
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp.	481,366	12,824,503
Insurance — 8.6%
Fairfax Financial Holdings Ltd.	82,772	111,414,011
Great-West Lifeco, Inc.	978,186	31,626,904
iA Financial Corp., Inc.	351,009	32,414,021
Intact Financial Corp.	636,451	113,049,042
Manulife Financial Corp.	6,252,568	186,972,584
Power Corp. of Canada	1,972,493	59,784,853
Sun Life Financial, Inc.	2,087,477	120,378,056
		655,639,471
IT Services — 7.7%
CGI, Inc.	735,515	86,707,115
Shopify, Inc., Class A *	4,287,985	500,419,813
		587,126,928
Metals & Mining — 8.6%
Agnico Eagle Mines Ltd.	1,770,469	164,554,273
Barrick Gold Corp.	6,253,024	102,227,165
First Quantum Minerals Ltd. *	2,426,994	30,376,042
Franco-Nevada Corp.	682,943	92,840,024
Ivanhoe Mines Ltd., Class A *	2,564,858	27,548,377
Kinross Gold Corp.	4,372,949	49,255,289
Lundin Mining Corp.	2,540,771	20,069,530

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Teck Resources Ltd., Class B	1,647,286	67,292,372
Wheaton Precious Metals Corp.	1,618,378	100,976,721
		655,139,793
Multi-Utilities — 0.1%
Canadian Utilities Ltd., Class A	450,426	10,521,872
Oil, Gas & Consumable Fuels — 16.6%
ARC Resources Ltd.	2,133,189	36,532,889
Cameco Corp.	1,546,926	76,497,452
Canadian Natural Resources Ltd.	7,224,835	219,476,702
Cenovus Energy, Inc.	4,620,304	66,824,089
Enbridge, Inc. (a)	7,781,023	336,489,693
Imperial Oil Ltd.	582,988	38,777,617
Keyera Corp.	817,866	23,207,620
Pembina Pipeline Corp.	2,068,197	74,653,466
Suncor Energy, Inc.	4,507,035	169,104,908
TC Energy Corp.	3,701,117	166,777,550
Tourmaline Oil Corp.	1,257,231	57,275,443
		1,265,617,429
Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	196,768	17,060,402
Professional Services — 1.1%
Thomson Reuters Corp.	489,740	82,299,045
Real Estate Management & Development — 0.3%
FirstService Corp.	147,126	26,756,716
Residential REITs — 0.1%
Canadian Apartment Properties	293,268	8,174,415
Software — 3.6%
Constellation Software, Inc.	74,192	242,636,708
Open Text Corp.	968,082	28,482,600
		271,119,308
Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear, Inc.	547,266	28,222,787
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B (a)	1,313,810	36,087,175
Total Common Stocks (Cost $5,779,071,172)		7,582,317,421
	NO. OF WARRANTS	VALUE ($)
Warrants — 0.0% ^
Software — 0.0% ^
Constellation Software, Inc., Zero Coupon, 3/31/2040 ‡ * (Cost $-)	65,101	—

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 3.4%
Investment of Cash Collateral from Securities Loaned — 3.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (c) (d)(Cost $256,053,983)	256,053,983	256,053,983
Total Investments — 102.8% (Cost $6,035,125,155)		7,838,371,404
Liabilities in Excess of Other Assets — (2.8)%		(213,430,917)
NET ASSETS — 100.0%		7,624,940,487

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $239,916,011.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2025.
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P / TSX 60 Index	196	03/20/2025	CAD	41,599,174	1,200,674

Abbreviations
CAD	Canadian Dollar
TSX	Toronto Stock Exchange

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$7,582,317,421	$—	$—	$7,582,317,421
Warrants	—	—	—(a )	—(a )
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	256,053,983	—	—	256,053,983
Total Investments in Securities	$7,838,371,404	$—	$— (a)	$7,838,371,404
Appreciation in Other Financial Instruments
Futures Contracts	$1,200,674	$—	$—	$1,200,674

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$227,654,452	$2,608,994,031	$2,580,594,500	$—	$—	$256,053,983	256,053,983	$3,372,187	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.